Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts receivable, net
Summary of accounts receivable, net

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivable	744,978	1,307,080
Allowance for doubtful accounts	(28,772)	(46,616)
Accounts receivable, net	716,206	1,260,464

Summary of movements in allowance for doubtful accounts

	As of December 31,
	2024	2025
	RMB	RMB
Balance at beginning of the year	(19,263)	(28,772)
Additions	(22,373)	(20,121)
Reversals	10,328	2,257
Write-offs	2,536	20
Balance at end of the year	(28,772)	(46,616)